Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2020 and 2019.

	December 31, 2020		December 31, 2019

Network Innovations	$912,056	17.5%	$1,431,075	30.1%
Garmin	$813,875	15.6%	$647,360	13.6%
Globalstar Europe	$540,463	10.3%	$568,006	12.0%
Cygnus Telecom	$623,736	11.9%	$525,231	11.1%

Schedule of Revenue from Each Geographic Location

The following table sets forth revenue as to each geographic location, for the years ended December 31, 2020 and 2019:

	Year Ended December 31, 2020		Year Ended December 31, 2019

Europe	$3,658,612	64.3%	$4,152,218	70.7%
North America	1,532,273	26.9%	1,162,869	19.8%
South America	34,915	0.6%	42,212	0.7%
Asia & Pacific	363,838	6.4%	414,725	7.1%
Africa	43,948	0.8%	46,783	0.8%
Australia & Oceania	56,210	1.0%	50,751	0.9%
	$5,689,796		$5,869,558